Condensed Financial Statements of the Company (Details) - Schedule of Condensed Balance Sheets - VIEs [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	¥ 4,630	¥ 7,842
Prepaid expenses and other current assets
Total assets	67,957	82,347
Non-current assets
Investments in subsidiaries and VIEs	93,813	148,931
Total non-current assets and total assets	161,770	231,278
Current liabilities
Accrued expenses and other current liabilities		1,045
Total current liabilities and total liabilities	8,302	1,045
Shareholders’ equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2022, and 86,838,700 shares issued and outstanding as of December 31, 2023, respectively)	6	6
Additional paid-in capital	356,622	357,689
Statutory reserves	51,425	54,366
Accumulated other comprehensive loss	2,836	2,430
Accumulated deficits	(257,421)	(184,258)
Total shareholders’ equity	153,468	230,233
Total liabilities and shareholders’ equity	161,770	231,278
Related Party [Member]
Current assets:
Amounts due from related parties	63,327	74,505
Current liabilities
Amounts due to a related party	¥ 8,302